12. Related parties (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfKeyManagementPersonnelCompensationLineItems [Line Items]
Base salary	R$ 37,661	R$ 33,163	R$ 37,730
Variable compensation	26,813	16,684	13,377
Stock option plan	24,405	22,545	5,727
Total	88,879	72,392	56,834
Board of directors
DisclosureOfKeyManagementPersonnelCompensationLineItems [Line Items]
Base salary	5,797	7,128	4,026
Variable compensation	0	0	0
Stock option plan	0	0	0
Total	5,797	7,128	4,026
Executive officers
DisclosureOfKeyManagementPersonnelCompensationLineItems [Line Items]
Base salary	31,408	26,035	33,704
Variable compensation	26,813	16,684	13,377
Stock option plan	24,405	22,545	5,727
Total	82,626	65,264	52,808
Fiscal Council
DisclosureOfKeyManagementPersonnelCompensationLineItems [Line Items]
Base salary	456	0	0
Variable compensation	0	0	0
Stock option plan	0	0	0
Total	R$ 456	R$ 0	R$ 0